SEGMENT INFORMATION (Details Narrative) - Integer	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Segment Reporting [Abstract]
Number of operating segments	1	1	1	1